Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related Party Transactions
10.	Related Party Transactions

Accounting Policy:

The Company considers a person or entity as a related party if they are a member of key management personnel including their close relatives, an associate or joint venture, those having significant influence over the Company, as well as entities that are under common control or controlled by related parties. Transactions are recorded at amounts agreed upon by the related parties.

With Emerald Health Sciences Inc.

As of the year ended December 31, 2019, Emerald Health Sciences Inc. (“Sciences”) held an aggregate of 29,687,942 Common Shares, representing 18% (December 31, 2018 – 43,234,242 shares, representing 31%) of the issued and outstanding Common Shares and it also held 9,099,706 (December 31, 2018 – 4,411,764) common share purchase warrants of the Company.

Sciences charged the Company $2,975,000 during the year ended December 31, 2019 (December 31, 2018 - $4,200,000; December 31, 2017 - $1,871,521) for services related to financing, business development, research and development, investor relations and acquisition activities, in accordance with the amended management agreement (as described below).

$1,593,738 was recognized as research and development costs and $1,381,262 was recognized as general and administrative fees, respectively. Sciences charged the Company $37,314 during the year ended December 31, 2019 for invoices paid on behalf of the Company (December 31, 2018 - $134,676; December 31, 2017 - $303,099). In the year ended December 31, 2019, Sciences charged the Company $2,022,781 for hemp harvested and the expenditures supporting the harvest through the supply agreement with Emerald Health Hemp Inc. (“EHH”), a wholly-owned subsidiary of Sciences (Note 5) (December 31, 2018 - $Nil and December 31, 2017 - $Nil). That was included in the due to related parties caption on the consolidated statements of financial position as at December 31, 2019. As at December 31, 2019, the Company owed $1,846,064 (December 31, 2018 - $502,194) to Sciences for total services provided. These amounts are included in the due to related parties caption on the consolidated statements of financial position and is non-interest bearing. As at December 31, 2019, Sciences owed the Company $31,421 (December 31, 2018 – $31,421) for invoices paid on behalf of Sciences, this amount is included in the due from related parties caption on the consolidated statements of financial position and is non-interest bearing.

In July 2019, the Company amended a previous loan agreement with Sciences pursuant to which Sciences agreed to loan up to $15,000,000 to the Company, in amounts and at times agreed to by the parties. Amounts loaned bear interest at 12% per annum and are repayable on demand. As at December 31, 2019, $515,233 was the carrying balance of the amount loaned from Sciences to the Company (December 31, 2018 - $Nil) and $278,949 (December 31, 2018 - $Nil) was the interest charged during the year ended as per the loan agreement. The amount owing is included in Due to Related Parties on the consolidated statements of financial position.

On October 1, 2019, the Company and Sciences amended the management agreement pursuant to which Sciences is not entitled to further cash consideration beyond amounts currently accrued and outstanding.

On October 4, 2019, the Company announced that it had entered into an agreement toamend the purchase price payable by the Company pursuant to the hemp supply agreement dated September 26, 2018 with EHH. Pursuant to this agreement, the Company will only pay EHH the reasonable and documented costs incurred by EHH in exchange for hemp products.

On October 4, 2019, the Company announced that it had entered into a sublease agreement and a cultivation agreement with Sciences. Pursuant to the sublease agreement, the Company agreed to sublease 12 acres of land in Metro Vancouver to Sciences for which Sciences agreed to pay the Company rent equal to the amount that the Company pays to the head-landlord for the subleased land. Pursuant to the cultivation agreement, Sciences granted the Company the right to cultivate cannabis, for the sole benefit of the Company, on the subleased land. In exchange for this right, the Company agreed to waive the amounts payable by Sciences under the Sublease Agreement.

With the Company’s joint venture

As of December 31, 2019, Pure Sunfarms owes the Company $169,948 (December 31, 2018 - $1,942,329) for expenditures made on behalf of the joint venture. As at December 31, 2019 the Company owes to Pure Sunfarms $956,973 (December 31, 2018 - $1,287,082). $952,237 of which is for remittance on bulk sales that the Company made under the Supply Agreement. These amounts are included in the respective Due To and Due From Related Parties on the consolidated statements of financial position, and are non-interest bearing. See Note 9 for further discussion about balances and transactions between the Company and Pure Sunfarms that were resolved under the Settlement Agreement.

With a Company Controlled by the Company’s Executive Chairman

During the year ended December 31, 2017, the Company entered into a 30-year lease with a company (the “Landlord”) that is controlled by Avtar Dhillon, MD, the Executive Chairman of the Company with respect to land in Metro Vancouver, British Columbia on which the Company is constructing its new production facility. During the year ended December 31, 2019, the Company paid to the Landlord $340,562 (December 31, 2018 - $340,562; December 31, 2017 - $86,471) in rent and $237 (December 31, 2018 - $40,699; December 31,2017 - $Nil) for invoices paid on behalf of the Company. The Landlord was reimbursed by the Company for $189,354 during the year ended December 31, 2019 (December 31, 2018 - $108,855; December 31, 2017 - $144,979) for development fees and services related toconstruction of the Company’s new facility. As of December 31, 2019, the Company owed $Nil (December 31, 2018 - $502) to the Landlord. As at December 31, 2019, the Company recognized lease liabilities of $3,553,540 relating to the land in Metro Vancouver with a corresponding right of use asset.

With a Company Whose CEO is Also a Director of the Company

The Company holds 1,666,667 common shares and 1,666,667 common share purchase warrants of Avricore Health Inc. (“Avricore”, formerly VANC Pharmaceuticals Inc.). Naturals holds 3,030,303 common share purchase warrants of Avricore.

With a Company Whose President is Also a CEO of the Subsidiary

Naturals owes to GAB $93,007 (December 31, 2018 - $Nil) for expenditures made on behalf of Naturals.

Remuneration of directors and key management of the Company

The remuneration awarded to directors and to senior key management including the Executive Chairman and President, the Chief Executive Officer, the Chief Financial Officer, the Chief Commercial Officer and the Chief Operating Officer, includes the following expenses recognized during the period:

	December 31	December 31	December 31
	2019	2018	2017
	$	$	$
Management compensation	1,907,430	973,318	670,667
Share-based compensation (Note 14)	5,168,172	4,102,295	1,318,058
	7,075,602	5,075,613	1,988,725

Included in Due to Related Parties on the consolidated statements of financial position at December 31, 2019 is $49,523 (December 31, 2018 - $16,614) due to related parties with respect to key management personnel and expense reimbursements and are non-interest bearing.

These transactions are recorded at the amounts agreed upon between the two parties.